Held-for-sale disposal group and discontinued operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Held-for-sale disposal group and discontinued operations
5. Held-for-sale disposal group and discontinued operations:

On May 15, 2025, the Company held its Annual General and Special Meeting of Shareholders. At the meeting, shareholders approved management's plan to sell the Light-Duty segment in accordance with the terms of the sale and purchase agreement ("SPA") dated March 30, 2025.

As at June 30, 2025, the Company accounted for the Light-Duty segment as a held-for-sale disposal group and presented its financial position and operating results in discontinued operations for both the current and comparative periods. As part of the terms of the transaction, the long-term debt with UniCredit S.p.A., Deutsche Bank, Banca de Credito Cooperativo, and Rabobank in Westport Fuel Systems Italia S.r.l and its subsidiaries will remain with the disposal group. As a result of classifying the Light-Duty segment as held-for-sale, the Company recorded a write-down loss of $30,183 in discontinued operations.

Light-Duty's total additions to long-lived assets, excluding business combinations for the three and six months ended June 30, 2025 was $1,620 and $3,926, respectively (three and six months ended June 30, 2024 was $4,176 and $8,325).

On July 14, 2025, the Company entered into a short-term loan with the Purchaser for $5,831 (€5,000). The loan was subsequently repaid on July 29, 2025.
5. Assets and liabilities held for sale (continued):

On July 29, 2025, the Company closed the sale of its Light-Duty segment to the Purchaser. The transaction provided $62,513 (€53,600) in net proceeds received as $41,170 (€35,300) in initial cash proceeds, $8,514 (€7,300) in deferred payments expected to be received in September 2025 and $12,829 (€11,000) in proceeds held in escrow. Net proceeds are after the deduction of net debt in the Light-Duty segment and certain other closing costs. Further, up to $3,790 (€3,250) in potential earnouts are available if certain conditions are achieved in accordance with terms and conditions in the sale and purchase agreement. The proceeds held in escrow will be released to the Company in four tranches by year-end 2025, early 2026, early 2027 and mid-year 2027. Purchase price adjustments may impact the final proceeds received from the Purchaser and are customary in nature.

Major assets and liabilities of the discontinued operations are as follows:

	June 30, 2025	December 31, 2024
Cash	$15,319	$22,892
Accounts receivable	67,947	54,316
Inventories	53,383	46,858
Prepaid expenses	5,772	4,332
	142,421	128,398
Long-term investments	3,331	2,866
Property, plant, and equipment	43,775	38,836
Operating lease right-of-use asset	21,744	18,196
Intangible assets	5,179	5,184
Deferred income tax assets	10,196	9,695
Goodwill	3,257	2,876
Other long-term assets	1,999	1,842
	89,481	79,495
Valuation allowance from classifying the discontinued operations as held-for-sale	(30,183)	—
Total assets classified as held for sale	$201,719	$207,893

Accounts payable and accrued liabilities	$78,048	$68,688
Current portion of operating lease liabilities	2,703	2,336
Current portion of long-term debt	9,763	10,755
Current portion of warranty liabilities	3,416	2,709
	93,930	84,488
Long-term operating lease liabilities	19,170	15,885
Long-term debt	14,487	16,135
Warranty liabilities	1,888	1,456
Deferred income tax liabilities	3,588	4,029
Other long-term liabilities	3,114	2,955
	42,247	40,460
Total liabilities classified as held for sale	$136,177	$124,948
5. Assets and liabilities held for sale (continued):

Revenue and expenses of the discontinued operation are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Revenue	$76,372	$69,277	$140,004	$132,423
Cost of revenue	61,219	54,514	111,160	105,395
Gross profit	15,153	14,763	28,844	27,028
Operating expenses:
Research and development	2,979	3,100	5,738	6,444
General and administrative	3,756	5,883	7,481	9,041
Sales and marketing	2,854	2,478	5,169	4,644
Foreign exchange loss	1,862	198	2,609	82
Depreciation and amortization	646	622	1,279	1,307
	12,097	12,281	22,276	21,518
Income from discontinued operations	3,056	2,482	6,568	5,510

Income from investment accounted for by the equity method	387	414	472	445
Loss from classifying the discontinued operations as held-for-sale	(30,183)	—	(30,183)	—
Impairment of long-lived assets	(664)	—	(664)	—
Interest on long-term debt	(391)	(438)	(875)	(935)
Interest and other income (loss), net of bank charges	133	88	353	503
Income (loss) from discontinued operations before income tax	(27,662)	2,546	(24,329)	5,523
Income tax expense	1,629	875	2,118	1,479
Net income (loss) from discontinued operations	$(29,291)	$1,671	$(26,447)	$4,044